Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	807,824,313.56	34,855
Yield Supplement Overcollateralization Amount 11/30/25	45,809,740.64	0
Receivables Balance 11/30/25	853,634,054.20	34,855
Principal Payments	35,287,178.59	1,283
Defaulted Receivables	2,013,860.85	59
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	43,163,683.55	0
Pool Balance at 12/31/25	773,169,331.21	33,513

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.52%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	12,161,783.06	403
Past Due 61-90 days	4,566,676.62	143
Past Due 91-120 days	1,648,505.20	53
Past Due 121+ days	0.00	0
Total	18,376,964.88	599

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	1,291,667.61
Aggregate Net Losses/(Gains) - December 2025	722,193.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.02%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses/(Gains) Ratio	1.05%
Four Month Average	0.91%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	6,958,523.98
Actual Overcollateralization	6,958,523.98
Weighted Average Contract Rate	6.64%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	51.58

Flow of Funds	$ Amount
Collections	41,423,184.19
Investment Earnings on Cash Accounts	16,542.59
Servicing Fee	(711,361.71)
Transfer to Collection Account	-
Available Funds	40,728,365.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,898,906.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	9,004,563.53
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,958,523.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,251,566.57

Total Distributions of Available Funds	40,728,365.07

Servicing Fee	711,361.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	800,553,894.74
Principal Paid	34,343,087.51
Note Balance @ 01/15/26	766,210,807.23

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	174,416,291.30
Principal Paid	25,343,326.63
Note Balance @ 01/15/26	149,072,964.67
Note Factor @ 01/15/26	48.1253114%

Class A-2b
Note Balance @ 12/15/25	61,937,603.44
Principal Paid	8,999,760.88
Note Balance @ 01/15/26	52,937,842.56
Note Factor @ 01/15/26	48.1253114%

Class A-3
Note Balance @ 12/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	419,760,000.00
Note Factor @ 01/15/26	100.0000000%

Class A-4
Note Balance @ 12/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	89,300,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	36,760,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,380,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,133,710.99
Total Principal Paid	34,343,087.51
Total Paid	37,476,798.50

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	652,607.62
Principal Paid	25,343,326.63
Total Paid to A-2a Holders	25,995,934.25

Class A-2b
SOFR Rate	3.98385%
Coupon	4.31385%
Interest Paid	230,079.87
Principal Paid	8,999,760.88
Total Paid to A-2b Holders	9,229,840.75

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5573799
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0269370
Total Distribution Amount	30.5843169

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.1068170
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	81.8160080
Total A-2a Distribution Amount	83.9228250

A-2b Interest Distribution Amount	2.0916352
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	81.8160080
Total A-2b Distribution Amount	83.9076432

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	262.19
Noteholders' Third Priority Principal Distributable Amount	535.19
Noteholders' Principal Distributable Amount	202.62

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,063,404.27
Investment Earnings	9,316.30
Investment Earnings Paid	(9,316.30)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27